ACCOUNTS RECEIVEABLE, NET (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning allowance for doubtful accounts	$ 645	$ 1,113	$ 1,113	$ 1,345
Provision for losses on accounts receivable	$ 45	$ (91)	(188)	177
Write-offs			(280)	(409)
Ending allowance for doubtful accounts			$ 645	$ 1,113